CARILLON SERIES TRUST
Carillon Cougar Tactical Allocation Fund

SUPPLEMENT DATED APRIL 6, 2020 TO
THE PROSPECTUS AND SUMMARY PROSPECTUS DATED MARCH 1, 2020, AS PREVIOUSLY AMENDED OR SUPPLEMENTED

Effective April 6, 2020, Abdullah Sheikh, FSA, MAAA, will no longer serve as a Portfolio Manager for the Carillon Cougar Tactical Allocation Fund (the “fund”) and Irina Dorogan, CIM® and Amy Steciuk, CFA®, will assume the roles of Portfolio Co-Managers for the fund.

As a result, effective April 6, 2020, the following changes are made to the fund’s Prospectus and Summary Prospectus, as applicable.

1)	All references and information relating to Abdullah Sheikh, FSA, MAAA, in the Prospectus and Summary Prospectus are deleted.

2)
The “Portfolio Managers” section on page 6 of the Summary Prospectus and the “Summaries – Carillon Cougar Tactical Allocation Fund – Portfolio Manager” section on page 15 of the Prospectus are deleted and replaced with the following:

Portfolio Managers | Irina Dorogan, CIM® and Amy Steciuk, CFA® are Portfolio Co-Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund.  Mses. Dorogan and Steciuk have been Portfolio Co-Managers of the fund since April 2020.

3)	In the “Portfolio Managers” section of the Prospectus, the paragraph regarding the fund on page 82 is deleted and replaced with the following:

•
Carillon Cougar Tactical Allocation Fund — Irina Dorogan, CIM® and Amy Steciuk, CFA® are the Portfolio Co-Managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund.  Mses. Dorogan and Steciuk have been Portfolio Co-Managers of the fund since April 2020. Ms. Dorogan served as a Research Analyst at Cougar Global from 2010 through 2015; and a Senior Research Analyst from 2015 through April 2020.  Ms. Steciuk served as a Research Analyst at Cougar Global from 2013 through 2015; and a Senior Research Analyst from 2015 through April 2020. Prior to joining Cougar Global in 2010, Ms. Dorogan’s work experience includes having worked at the Turkish Embassy in Moldova where she concentrated on the economic and commercial aspects of the Embassy’s mission. Ms. Dorogan has a degree in Economics from the Academy of Economic Studies of Moldova (2001). She holds the Chartered Investment Manager designation (since 2012) and is a registered Portfolio Manager—Advising Representative with the Ontario Securities Commission. Prior to joining Cougar Global in 2013, Ms. Steciuk worked in the non-profit sector, performing financial statement analysis and due diligence for donors across a spectrum of Canadian charities. At the University of Western Ontario, Ms. Steciuk earned an Honors BSc in Financial Economics with distinction in 2008. Ms. Steciuk is a CFA Charter-holder (she achieved the Chartered Financial Analyst Designation in 2014) and a registered Portfolio Manager – Advising Representative with the Ontario Securities Commission.
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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

CARILLON SERIES TRUST
Carillon Cougar Tactical Allocation Fund

SUPPLEMENT DATED APRIL 6, 2020 TO
THE STATEMENT OF ADDITIONAL INFORMATION DATED
MARCH 1, 2020

Effective April 6, 2020, Abdullah Sheikh, FSA, MAAA, will no longer serve as a Portfolio Manager for the Carillon Cougar Tactical Allocation Fund (the “fund”) and Irina Dorogan, CIM® and Amy Steciuk, CFA® will assume the roles of Portfolio Co-Managers for the fund.

As a result, effective April 6, 2020, the following changes are made to the Statement of Additional Information (SAI).

1)	All references and information relating to Abdullah Sheikh, FSA, MAAA, in the Statement of Information are deleted.

2)	The “Fund Information - Portfolio Managers – Cougar (Tactical Allocation)” section of the SAI on page 99 is deleted and replaced with the following:

As of March 31, 2020, Ms. Dorogan is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	0	$0
Other pooled investment vehicles	0	$0
Other accounts	194	$99,797,765.59

As of March 31, 2020, Ms. Steciuk is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	0	$0
Other pooled investment vehicles	0	$0
Other accounts	194	$99,797,765.59

In none of the accounts above is the advisory fee payable to Cougar Global based upon the account’s performance.

Mses. Dorogan and Steciuk’s benchmarks for evaluation purposes include Lipper and Morningstar rankings for mutual fund performance and the Barclays Capital U.S. Aggregate Bond Index or MSCI ACWI® Index (as appropriate) for separate accounts along with peer group rankings such as those from Callan Associates and Mercer Investment Consulting.

As of March 31, 2020, Ms. Dorogan and Ms. Steciuk did not own any shares of the Tactical Allocation Fund.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE